Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Registrant Name	SOLUNA HOLDINGS, INC.
Entity Central Index Key	0000064463
Entity Tax Identification Number	14-1462255
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	325 Washington Avenue Extension
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12205
City Area Code	(516)
Local Phone Number	216-9257
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	325 Washington Ave Extension
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12205
City Area Code	(516)
Local Phone Number	216-9257
Contact Personnel Name	John Belizaire